As filed with the Securities and Exchange Commission on May 23, 2018

Securities Act File No. 333-221936

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

BLACKROCK VARIABLE SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway,

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762

(Area Code and Telephone Number)

John M. Perlowski

BLACKROCK VARIABLE SERIES FUNDS, INC.

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ben Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Class I shares and Class III shares of Common Stock, par value $0.10 per share, of BlackRock S&P 500 Index V.I. Fund, a series of the Registrant, and Class III shares of Common Stock, par value $0.10 per share, of BlackRock Managed Volatility V.I. Fund, a series of the Registrant. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Prospectus/Proxy Statement and Part B — Statement of Additional Information, each in the form filed on February 8, 2018 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-221936), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12(a) and Exhibit 12(b) to this Registration Statement, the Opinions of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

PART C

OTHER INFORMATION

Item 15.     Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if; (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws further provides:

Section 2. Mandatory Indemnification.

The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service, except with respect to any matter as to which such person shall not have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which such person shall have had reasonable cause to believe that the conduct was unlawful; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee (A) was authorized by a majority of the Directors or (B) was instituted by the Indemnitee to enforce his or her rights to indemnification hereunder in a case in which the Indemnitee is found to be entitled to such indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written affirmation by the Indemnitee of the Indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of any person who is or was a Director, any advisory board member or any officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws further provides:

Section 4. Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws further provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act. The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

Indemnification of BlackRock Advisors, LLC is provided for in Section 13 of the Third Amended and Restated Securities Lending Agency Agreement incorporated herein by reference as Exhibit 8(a).

Item 16.	Exhibits

Exhibit Number		Description

1(a)	—	Articles of Incorporation of Registrant is incorporated herein by reference to Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

1(b)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.

Exhibit Number		Description

1(c)	—	Form of Articles of Amendment of Registrant is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.

1(d)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.

1(e)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.

1(f)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).

1(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock are incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.

1(h)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the Registration Statement filed March 17, 1994.

1(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement filed December 9, 1996.

1(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement filed December 9, 1996.

1(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement filed April 25, 1997.

1(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement filed July 14, 1997.

1(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement filed April 17, 1998.

Exhibit Number		Description

1(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund, and Merrill Lynch Prime Bond Fund is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.

1(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement filed April 17, 2000.

1(p)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Quality Equity Fund are incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 38 to the Registration Statement filed April 17, 2001.

1(q)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund are incorporated herein by reference to Exhibit 1(q) to Post-Effective Amendment No. 38 to the Registration Statement filed April 17, 2001.

1(r)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund are incorporated herein by reference to Exhibit 1(r) to Post-Effective Amendment No. 38 to the Registration Statement filed April 17, 2001.

1(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds is incorporated herein by reference to Exhibit 1(s) to Post-Effective Amendment No. 39 to the Registration Statement filed April 22, 2002.

1(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund is incorporated herein by reference to Exhibit 1(t) to Post-Effective Amendment No. 39 to the Registration Statement filed April 22, 2002.

1(u)	—	Articles of Amendment to Articles Supplementary are incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 44 to the Registration Statement filed November 20, 2003.

1(v)	—	Articles Supplementary relating to the designation of Class III shares are incorporated herein by reference to Exhibit 1(v) to Post-Effective Amendment No. 44 to the Registration Statement filed November 20, 2003.

1(w)	—	Articles Supplementary relating to the designation of shares of common stock as Merrill Lynch International Value V.I. Fund common stock and Merrill Lynch Large Cap Growth V.I. Fund common stock are incorporated herein by reference to Exhibit 1(w) to Post-Effective Amendment No. 44 to the Registration Statement filed November 20, 2003.

Exhibit Number		Description

1(x)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(x) to Post-Effective Amendment No. 52 to the Registration Statement filed April 19, 2010.

1(y)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(y) to Post-Effective Amendment No. 53 to the Registration Statement filed February 15, 2011.

1(z)	—	Form of Articles of Amendment relating to renaming certain series is incorporated herein by reference to Exhibit 1(z) to Post-Effective Amendment No. 57 to the Registration Statement filed December 23, 2011.

1(aa)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(aa) to Post-Effective Amendment No. 63 to the Registration Statement filed January 22, 2013.

1(bb)	—	Articles Supplementary relating to the designation of shares of common stock as BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund are incorporated herein by reference to Exhibit 1(bb) to Post-Effective Amendment No. 67 to the Registration Statement filed February 14, 2014.

1(cc)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(cc) to Post-Effective Amendment No. 79 to the Registration Statement filed September 1, 2015.

1(dd)	—	Articles Supplementary to the Articles of Incorporation Reclassifying Shares of Authorized Capital Stock are incorporated herein by reference to Exhibit 1(dd) to Post-Effective Amendment No. 83 to the Registration Statement filed April 19, 2017.

1(ee)	—	Articles Supplementary relating to the designation of shares of common stock as BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund are incorporated herein by reference to Exhibit 1(ee) to Post-Effective Amendment No. 89 to the Registration Statement filed October 3, 2017.

2	—	Amended and Restated By-Laws of Registrant are incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 90 to the Registration Statement filed November 28, 2017.

3	—	None.

4	—	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Proxy Statement.

5(a)	—	Specimen certificate for shares of common stock of Registrant is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.

5(b)	—	Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.

6(a)	—	Investment Management Agreement between the Registrant and BlackRock Advisors, LLC for BlackRock Advantage Large Cap Value V.I. Fund is incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 48 to the Registration Statement filed April 23, 2007.

6(b)	—	Investment Management Agreement between the Registrant and BlackRock Advisors, LLC for BlackRock Variable Series Funds, Inc. (except for BlackRock Advantage Large Cap Value V.I. Fund) is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 48 to the Registration Statement filed April 23, 2007.

Exhibit Number		Description

6(c)	—	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 57 to the Registration Statement filed December 23, 2011.

6(d)	—	Form of Amendment No. 2 to the Investment Management Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 69 to the Registration Statement filed April 30, 2014.

6(e)	—	Form of Amendment No. 3 to the Investment Management Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock S&P 500 Index V.I. Fund is incorporated by reference to Exhibit 6(e) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed February 5, 2018.

6(f)	—	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited is incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 50 to the Registration Statement filed April 13, 2009.

6(g)	—	Form of Sub-Advisory Agreement between BlackRock Fund Advisors, LLC and BlackRock (Hong Kong) Limited is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 63 to the Registration Statement filed January 22, 2013.

6(h)	—	Form of Sub-Advisory Agreement between BlackRock Fund Advisors, LLC and BlackRock (Singapore) Limited is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 63 to the Registration Statement filed January 22, 2013.

6(i)	—	Form of Sub-Advisory Agreement between BlackRock Fund Advisors, LLC and BlackRock International Limited with respect to BlackRock Managed Volatility V.I. Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 63 to the Registration Statement filed January 22, 2013.

6(j)	—	Form of Investment Management Agreement between BlackRock Advisors, LLC and iShares Alternative Strategies V.I. Fund (Cayman) is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 73 to the Registration Statement filed August 28, 2014.

6(k)	—	Form of Investment Management Agreement between BlackRock Advisors, LLC and iShares Dynamic Allocation V.I. Fund (Cayman) is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 73 to the Registration Statement filed August 28, 2014.

7(a)	—	Form of Distribution Agreement between the Registrant and BlackRock Investments, LLC (formerly, BlackRock Investments, Inc.) (the “Distributor”) is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 50 to the Registration Statement filed April 13, 2009.

8	—	None.

9(a)	—	Form of Custodian Agreement with The Bank of New York is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.

9(b)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co is incorporated herein by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739) filed January 30, 2002.

Exhibit Number		Description

9(c)	—	Form of Custody Agreement with The Bank of New York Mellon is incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 52 of the Registration Statement on Form N-1A of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. (File No. 2-62329) filed January 28, 2013.

9(d)	—	Form of Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed July 28, 2017.

10(a)	—	Amended and Restated Distribution Plan for Class II Shares of the Registrant between the Registrant and the Distributor is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 75 to the Registration Statement filed April 17, 2015.

10(b)	—	Amended and Restated Distribution Plan for Class III Shares of the Registrant between the Registrant and the Distributor is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 75 to the Registration Statement filed April 17, 2015.

10(c)	—	Rule 18f-3 Plan, as revised, is incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 44 to the Registration Statement filed November 20, 2003.

11	—	Opinion of Miles & Stockbridge P.C. as to the legality of the securities being registered is incorporated by reference to Exhibit 11 to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed February 5, 2018.

12(a)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of HIMCO VIT Index Fund into BlackRock S&P 500 Index V.I. Fund.*

12(b)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of HIMCO VIT Portfolio Diversifier Fund into BlackRock Managed Volatility V.I. Fund.*

13(a)	—	Form of Fourth Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 808 of the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed January 25, 2018.

13(b)	—	Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Funds, Inc. (File No. 2-69062) filed April 18, 2014.

13(c)	—	Form of Administration and Accounting Services Agreement between BlackRock Capital Appreciation Fund, Inc. and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of BlackRock Capital Appreciation Fund, Inc. (File No. 33-47875) filed January 28, 2013.

13(d)	—	Form of Joinder and Amendment to Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592) filed January 28, 2015.

Exhibit Number		Description

13(e)	—	Form of Fifth Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(d) to Amendment No. 63 to the Registration Statement of Form N-1A of BlackRock Series Fund, Inc. (File No. 002-69062) filed April 23, 2018.

13(f)	—	Form of Eighth Amended and Restated Expense Limitation Agreement, by and between the Registrant and BlackRock Advisors, LLC, among others is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 736 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed September 28, 2017.

13(g)	—	Form of Amended Accounting Support Services Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of BlackRock Natural Resources Trust (File No. 2-97095) filed November 24, 2015.

13(h)	—	Form of Master Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed July 28, 2017.

14(a)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for HIMCO VIT Index Fund and HIMCO VIT Portfolio Diversifier Fund is incorporated by reference to Exhibit 14(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed February 5, 2018.

14(b)	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for BlackRock S&P 500 Index V.I. Fund and BlackRock Managed Volatility V.I. Fund is incorporated by reference to Exhibit 14(b) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed February 5, 2018.

15	—	None.

16	—	Power of Attorney is incorporated by reference to Exhibit 16 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed December 7, 2017.

17(a)	—	Form of Proxy Card is incorporated by reference to Exhibit 17(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed February 5, 2018.

17(b)	—	Form of Voting Instruction Card is incorporated by reference to Exhibit 17(b) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-221936) filed February 5, 2018.

*		Filed herewith.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 23, 2018.

BLACKROCK VARIABLE SERIES FUNDS, INC. (REGISTRANT) ON BEHALF OF BLACKROCK MANAGED VOLATILITY V.I. FUND AND BLACKROCK S&P 500 INDEX V.I. FUND

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	May 23, 2018

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	May 23, 2018

JAMES H. BODURTHA* (James H. Bodurtha)	Director

BRUCE R. BOND* (Bruce R. Bond)	Director

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Director

HENRY GABBAY* (Henry Gabbay)	Director

LENA G. GOLDBERG* (Lena G. Goldberg)	Director

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Director

HENRY R. KEIZER* (Henry R. Keizer)	Director

JOHN F. O’BRIEN* (John F. O’Brien)	Director

DONALD C. OPATRNY* (Donald C. Opatrny)	Director

Signature	Title	Date
ROBERT FAIRBAIRN* (Robert Fairbairn)	Director

*By:	/S/ BENJAMIN ARCHIBALD (Benjamin Archibald, Attorney-In-Fact)	May 23, 2018

EXHIBIT INDEX

Exhibits	Description

12(a)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of HIMCO VIT Index Fund into BlackRock S&P 500 Index V.I. Fund

12(b)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of HIMCO VIT Portfolio Diversifier Fund into BlackRock Managed Volatility V.I. Fund